Goodwill and intangible assets	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Goodwill and intangible assets
Goodwill
As of December 31, 2010 and 2011, and June 30, 2012 (unaudited) the Company had $5.6 million, $5.6 million and $5.6 million, respectively, of goodwill. Goodwill is tested for impairment at the reporting unit level at least annually or more often if events or changes in circumstances indicate the carrying value may not be recoverable. The Company performed the annual required test of impairment of goodwill as of September 30, 2011. The Company’s annual impairment test did not indicate impairment at any of its reporting units. No impairment was recorded in 2010 or 2011. As of June 30, 2012 (unaudited) no changes in circumstances indicate that goodwill carrying values may not be recoverable.
Intangible assets
The fair values for acquired intangible assets were determined by management relying in part on valuations performed by independent valuation specialists. Acquisition related intangible assets are amortized over the life of the assets on a basis that resembles the economic benefit of the assets. This results in amortization that is higher in earlier periods of the useful life. The estimated useful lives and carrying value of acquired intangible assets are as follows:

		December 31, 2010			December 31, 2011			June 30, 2012 (unaudited)
(in thousands)	Weighted average useful life (years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Intangible assets:
Trademarks	6.9	$70	$2	$68	$70	$16	$54	$70	$23	$47
Non-compete Agreements	2	70	—	70	70	13	57	70	35	35
Customer relationships	8.6	2,350	137	2,213	2,350	690	1,660	2,350	904	1,446
Developed technology	6	1,670	84	1,586	1,670	510	1,160	1,880	703	1,177
In-process R&D	7	210	—	210	210	—	210	—	—	—

Total intangible assets, net		$4,370	$223	$4,147	$4,370	$1,229	$3,141	$4,370	$1,665	$2,705

Amortization of intangible assets was $0, $0.2 million and $1.0 million, for 2009, 2010, and 2011, respectively. Amortization expense for the six months ended June 30, 2011 and 2012 (unaudited) was $0.5 million and $0.4 million, respectively.
Amortization of acquired intangible assets is reflected in cost of revenue and operating expenses. The estimated future amortization of acquired intangible assets as of June 30, 2012 (unaudited) was as follows (in thousands):

2012	$436
2013	727
2014	567
2015	389
2016	258
Thereafter	328

Total	$2,705